Income Tax and Taxes Payable (Details) $ / shares in Units, ¥ in Millions, $ in Millions	12 Months Ended					24 Months Ended	36 Months Ended
	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2024 HKD ($)	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2024 USD ($)
Income Tax [Line Items]
Applicable tax rate value (in Dollars)		$ 2
Assessable profits rate percentage	8.25%	8.25%
Assessable profits value (in Dollars)		$ 2
Annual tax amount (in Yuan Renminbi) | ¥						¥ 1
Tax percent					20.00%	25.00%
Corporate income tax percentage						20.00%	20.00%
Peferential enterprise income tax rate	15.00%	15.00%
Statutory rate	25.00%	25.00%	25.00%	25.00%
Benefiting from reduction in applicable income tax rate	10.00%	10.00%
Favorable tax rate amount (in Dollars)	$ 29,255		$ 53,622	$ 77,444
Favorable tax rate per share (in Dollars per share) | $ / shares	$ 0.01		$ 0.01	$ 0.01
Offset future taxable income term	5 years	5 years
Accrued valuation allowance (in Dollars)	$ 609,717		$ 1,117,803	$ 753,149			$ 609,717
Small and low-profit enterprises [Member]
Income Tax [Line Items]
Annual tax amount (in Yuan Renminbi) | ¥					¥ 1
Tax percent					12.50%	20.00%
Minimum [Member]
Income Tax [Line Items]
Annual tax amount (in Yuan Renminbi) | ¥					¥ 1	¥ 1
Maximum [Member]
Income Tax [Line Items]
Annual tax amount (in Yuan Renminbi) | ¥					¥ 3	¥ 3
Corporate Income Tax [Member]
Income Tax [Line Items]
Tax percent							25.00%
Hong Kong [Member]
Income Tax [Line Items]
Tax percentage	16.50%	16.50%
Withholding tax percentage	5.00%						5.00%
PRC [Member]
Income Tax [Line Items]
EIT rate	25.00%	25.00%
Tax percent						50.00%
Withholding tax percentage	10.00%						10.00%
Accrued valuation allowance (in Dollars)	$ 609,717		$ 1,117,803				$ 609,717